UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2016

Date of reporting period:  August 31, 2015

Item 1. Reports to Stockholders.

Semi-Annual Report
August 31, 2015

Bright Rock Mid Cap Growth Fund
Institutional Class Shares (BQMGX)
Investor Class Shares (BQMIX)

Bright Rock Quality Large Cap Fund
Institutional Class Shares (BQLCX)
Investor Class Shares (BQLIX)

Investment Adviser

Bright Rock Capital Management LLC
288 Union Street
Rockland, Massachusetts 02370

Phone:  1-866-273-7223

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS	3

ALLOCATION OF PORTFOLIO HOLDINGS	6

EXPENSE EXAMPLES	7

INVESTMENT HIGHLIGHTS	9

SCHEDULES OF INVESTMENTS	13

STATEMENTS OF ASSETS AND LIABILITIES	19

STATEMENTS OF OPERATIONS	20

STATEMENTS OF CHANGES IN NET ASSETS	21

FINANCIAL HIGHLIGHTS	23

NOTES TO FINANCIAL STATEMENTS	27

BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENT	36

NOTICE OF PRIVACY POLICY & PRACTICES	41

ADDITIONAL INFORMATION	42

Dear Shareholder:

Over a one week period from August 19th to 26th the Chinese stock market (Shenzen Composite Index) declined 24%, while the S&P 500 Index declined by 10%.  During the period, fixed-income investments provided some stability, with most major bond indices flat to slightly positive over the same period of time.

While China is the world’s second largest economy, US exports are only 13% of gross domestic product (GDP) and exports to China account for less than 1% of GDP. The US economy continued to improve, over the six month period ended August 31, 2015, with monthly non-farm payroll gains above 200,000 for 15 of the last 18 months, averaging 246,000 over that period.  Unemployment has nearly halved since the height of the crisis in 2009.  Job openings, residential home prices and consumer sentiment all continued to improve as well.

U.S. Economy
As we would expect, weather shouldered much of the blame for the first quarters’ weak economic growth.  While we could debate which of the past two winters was worse, from an economic standpoint, 2015 was much improved.  Although GDP for the first quarter showed growth of only .8% (second revision), the prior year’s number was -2.9% (final revision), suggesting the US economy was able to absorb unexpected disruptions much better this year compared to the first quarter of last year.

Initial estimates for the second quarter came in at 2.3%, eventually improving to 3.7% in the second revision. Compared to second quarter 2014 where GDP grew at 4.6%, this year’s rebound was not quite as strong, however the first quarter slowdown was not nearly as severe.  These data points taken together suggest a US economy that is continuing to improve.

U.S. Stocks
August was a difficult month for stocks, with the S&P 500 down 6.0% for the month.  International stock markets fared even worse with the MSCI EAFE down 7.3% and the MSCI EM down 9.0%.  Smaller sectors held up better in the month with Materials (-5.5%), Telecom (-3.4%) and Utilities (-3.4%) all outperforming the broader S&P 500.  Larger sectors such as Financials (-6.8%) and Healthcare (-7.9%) underperformed the S&P 500.  Interestingly, one of the hardest hit sectors this year, Energy, held up a bit better than the S&P 500, down 4.2%.

On a year to date basis, Consumer Discretionary (+4.7%) and Healthcare (+3.8%) are the only two sectors, from the 10 that comprise the S&P 500, that are in positive territory through August 31st.  The Energy sector was the worst performer, down 15.6%, on a year to date basis, through August 31st.

Quality Large Cap Fund:
As investment managers, we take a long term view which has generally translated to relatively low turnover. During the six month period ended August 31st, a small number of changes were made in the holdings.  BlackRock, Inc., the world’s largest investment management firm, most known for their iShares brand of exchange traded funds (ETFs), was added to the portfolio.  In the Technology sector, Google was also added. Thermo

Fisher, a Massachusetts-based global provider of products and services to the healthcare industry was a new edition to the portfolio as well.

The institutional shares class of the fund returned -5.68% for the six month period ended August 31st.  The S&P 500, in comparison, returned -5.32% over the same period.  New additions Blackrock (+13.34%) and Google (+26.80%) were strong performers over the six month period.  Starbucks (+ 19.02%), Citrix Systems (+8.45%) and Gilead (+3.99%) also improved portfolio returns.  Union Pacific (-27.35%), WalMart (-21.57%) and National Oilwell Varco (-17.76%) detracted, relative to the S&P 500.

Mid Cap Growth Fund:
While our long term view remains a central focus in both strategies, mid-cap growth is a smaller, more dynamic universe.  Our investment philosophy built around equal weight, mid-cap, growth and quality lends to a more active portfolio.

The institutional share class of the fund returned -4.39% for the six month period ended August 31st 2015 compared to the Russell Midcap Growth benchmark, which returned -5.12% over the same period.  In late August, Schlumberger Ltd. announced the acquisition of Cameron International, a holding in the portfolio.  Shares surged on the news, making the stock one of the top performers for the six month period.  Whitewave Foods (+37.75%), LKQ (+22.03%) and SEI Investments Company (+18.12%) also added value for the portfolio.  Oneok Inc. (-24.54%), Oceaneering International (-18.54%) and Michael Kors Holdings (-30.09%) detracted from performance relative to the Russell Midcap Growth benchmark.

Looking Forward
While US central bankers debate the timing and magnitude of interest rate increases, the rest of the world continues to be overly accommodative.  We believe a small rise in short term interest rates should be comfortably absorbed in the US.  We believe aggressive monetary stimulus in other major economies around the world should eventually pay dividends, not just for their economies, but for global stock markets as well.

Sincerely,

Doug Butler, CFA, CFP®	Jason Lilly, CFA, CFP®	David B. Smith, CFA
Portfolio Manager	Portfolio Manager	Portfolio Manager

Opinions expressed are those of Bright Rock Capital Management, LLC and are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in mid cap companies can involve additional risks such as limited liquidity and greater volatility. Investments in foreign securities can exhibit greater volatility. Additional risks include political, economic, and currency risks as well as differences in accounting methods. These risks can be greater for investments in emerging markets. Each Fund will bear its share of the fees and expenses of investments in underlying funds or ETFs. Shareholders will pay higher expenses than would be the case if making direct investments in underlying funds or ETFs. Because each Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares. The Funds may use options and futures contracts which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of the securities prices, interest rates and currency exchange rates. This investment may not be suitable for all investors. The Funds may engage in short sales, which could  result in a Fund’s investment performance suffering if it is required to close out a short position earlier than it had intended.

The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market.  The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes as of June 2, 2014: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

The MSCI EM (Emerging Markets) Europe, Middle East and Africa Index is a free float adjusted market capitalization weighted index that is designed to measure the equity market performance of the emerging market countries of Europe, the Middle East and Africa.

Shenzhen Composite Index is an actual market-cap weighted index that tracks the stock performance of all the A-share and B-share lists on Shenzhen Stock Exchange. It is not possible to invest directly in an index.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of Fund holdings please refer to the Schedule of Investments included in this report.

Past performance does not guarantee future results.

Must be preceded or accompanied by a prospectus.

The Bright Rock Funds are distributed by Quasar Distributors, LLC.

Bright Rock Funds
Allocation of Portfolio Holdings as of August 31, 2015 (Unaudited)

Bright Rock Mid Cap Growth Fund
(% of Investments)

Bright Rock Quality Large Cap Fund
(% of Investments)

Bright Rock Funds
Expense Examples (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 – August 31, 2015).

Actual Expenses

The first line of each of the following tables provides information about actual account values and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of ETFs or other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each of the tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will

Bright Rock Funds
Expense Examples (Unaudited) (Continued)

not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Mid Cap Growth Fund – Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2015 –
	March 1, 2015	August 31, 2015	August 31, 2015*
Actual	$1,000.00	$ 956.10	$6.15
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.85	$6.34

*	Expenses are equal to the Institutional Class’ annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

	Mid Cap Growth Fund – Investor Class

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2015 –
	March 1, 2015	August 31, 2015	August 31, 2015*
Actual	$1,000.00	$ 954.50	$7.37
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.60	$7.61

*	Expenses are equal to the Investor Class’ annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

	Quality Large Cap Fund – Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2015 –
	March 1, 2015	August 31, 2015	August 31, 2015*
Actual	$1,000.00	$ 943.20	$4.35
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.66	$4.52

*	Expenses are equal to the Institutional Class’ annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

	Quality Large Cap Fund – Investor Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2015 –
	March 1, 2015	August 31, 2015	August 31, 2015*
Actual	$1,000.00	$ 942.00	$5.56
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.41	$5.79

*	Expenses are equal to the Investor Class’ annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

Bright Rock Mid Cap Growth Fund
Investment Highlights (Unaudited)

Average Annual Returns – For Periods Ended August 31, 2015

				Since	Since
	One	Three	Five	Inception	Inception
	Year	Years	Years	(5/26/10)	(1/17/12)
Bright Rock Mid Cap Growth Fund
Institutional Class	4.36%	10.71%	11.72%	9.91%	N/A
Investor Class	4.02%	11.33%	N/A	N/A	10.18%
Russell Midcap Growth
Total Return Index	2.46%	16.25%	17.13%	15.75%	15.56%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-273-7223.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown in the table and graphs assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graphs illustrate performance of a hypothetical investment made in the Fund and a broad-based securities index on May 26, 2010 and January 17, 2012, the inception dates of the Institutional and Investor classes, respectively. The graphs do not reflect any future performance.

The Russell Midcap Growth Total Return Index measures the performance of the mid-cap growth segment of U.S. equity universe. One cannot invest directly in an index.

Bright Rock Mid Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

Bright Rock Mid Cap Growth Fund – Institutional Class
Growth of $100,000 Investment

Bright Rock Mid Cap Growth Fund – Investor Class
Growth of $10,000 Investment

*	Inception Date

Bright Rock Quality Large Cap Fund
Investment Highlights (Unaudited)

Average Annual Returns – For Periods Ended August 31, 2015

				Since	Since
	One	Three	Five	Inception	Inception
	Year	Years	Years	(5/26/10)	(1/17/12)
Bright Rock Quality Large Cap Fund
Institutional Class	-2.86%	12.03%	13.93%	12.62%	N/A
Investor Class	-3.12%	12.27%	N/A	N/A	13.40%
S&P 500 Total Return Index	0.48%	14.31%	15.87%	14.75%	14.77%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-273-7223.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

The returns shown in the table and graphs assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graphs illustrate performance of a hypothetical investment made in the Fund and a broad-based securities index on May 26, 2010 and January 17, 2012, the inception dates of the Institutional and Investor classes, respectively. The graphs do not reflect any future performance.

The S&P 500 Total Return Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.

Bright Rock Quality Large Cap Fund
Investment Highlights (Unaudited) (Continued)

Bright Rock Quality Large Cap Fund – Institutional Class
Growth of $100,000 Investment

Bright Rock Quality Large Cap Fund – Investor Class
Growth of $10,000 Investment

*	Inception Date

Bright Rock Mid Cap Growth Fund
Schedule of Investments
August 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS – 98.62%

Auto Components – 2.39%
Gentex Corp.	69,200	$1,072,600

Beverages – 3.08%
Monster Beverage Corp. (a)	10,000	1,384,600

Capital Markets – 5.42%
Eaton Vance Corp.	28,400	984,628
SEI Investments Co.	24,400	1,234,152
Waddell & Reed Financial, Inc.	5,600	218,792
		2,437,572

Chemicals – 6.51%
Airgas, Inc.	9,600	926,592
Albemarle Corp.	8,000	361,680
Sherwin-Williams Co.	6,400	1,637,184
		2,925,456

Commercial Services & Supplies – 8.68%
Copart, Inc. (a)	32,100	1,124,142
Rollins, Inc.	61,500	1,717,080
Stericycle, Inc. (a)	7,500	1,058,550
		3,899,772

Distributors – 2.39%
LKQ Corp. (a)	35,800	1,073,642

Electronic Equipment, Instruments & Components – 2.82%
IPG Photonics Corp. (a)	15,000	1,266,300

Energy Equipment & Services – 8.48%
Cameron International Corp. (a)	26,500	1,769,140
FMC Technologies, Inc. (a)	31,000	1,078,180
Oceaneering International, Inc.	22,000	964,040
		3,811,360

Food Products – 6.56%
Flowers Foods, Inc.	50,000	1,160,500
Hershey Co.	20,000	1,790,400
		2,950,900

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
August 31, 2015 (Unaudited)

	Shares	Value

Health Care Equipment & Supplies – 10.05%
Edwards Lifesciences Corp. (a)	7,000	$986,160
IDEXX Laboratories, Inc. (a)	25,400	1,815,338
ResMed, Inc.	33,000	1,714,020
		4,515,518

Health Care Providers & Services – 3.40%
MEDNAX, Inc. (a)	19,000	1,530,450

Household Products – 2.88%
Church & Dwight Co., Inc.	15,000	1,294,200

IT Services – 4.16%
Jack Henry & Associates, Inc.	27,500	1,868,900

Machinery – 2.41%
Valmont Industries, Inc.	10,200	1,084,158

Multiline Retail – 1.36%
Dollar Tree, Inc. (a)	8,000	610,080

Oil, Gas & Consumable Fuels – 3.72%
ONEOK, Inc.	25,000	900,250
World Fuel Services Corp.	20,000	773,000
		1,673,250

Road & Rail – 2.32%
JB Hunt Transport Services, Inc.	14,300	1,040,754

Semiconductors & Semiconductor Equipment – 5.24%
Analog Devices, Inc.	9,000	502,740
Linear Technology Corp.	23,000	926,440
Microchip Technology, Inc.	21,800	926,500
		2,355,680

Software – 6.31%
FactSet Research Systems, Inc.	7,000	1,105,440
Red Hat, Inc. (a)	24,000	1,733,040
		2,838,480

Specialty Retail – 2.47%
Tractor Supply Co.	13,000	1,109,030

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Schedule of Investments (Continued)
August 31, 2015 (Unaudited)

	Shares	Value

Textiles, Apparel & Luxury Goods – 3.67%
Michael Kors Holdings Ltd. (a)(b)	38,000	$1,651,480

Trading Companies & Distributors – 4.30%
Fastenal Co.	26,000	1,002,040
MSC Industrial Direct Co., Inc.	13,750	930,737
		1,932,777
TOTAL COMMON STOCKS (Cost $37,500,899)		44,326,959

SHORT-TERM INVESTMENTS – 1.24%
Fidelity Institutional Money Market Portfolio 0.131% (c)	555,554	555,554
TOTAL SHORT-TERM INVESTMENTS (Cost $555,554)		555,554

Total Investments (Cost $38,056,453) – 99.86%		44,882,513
Other Assets in Excess of Liabilities – 0.14%		63,749
TOTAL NET ASSETS – 100.00%		$44,946,262

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security; the rate shown represents the rate as of August 31, 2015.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments
August 31, 2015 (Unaudited)

	Shares	Value

COMMON STOCKS – 96.36%

Aerospace & Defense – 2.45%
United Technologies Corp.	47,000	$4,305,670

Air Freight & Logistics – 2.19%
CH Robinson Worldwide, Inc.	57,000	3,843,510

Banks – 3.28%
Wells Fargo & Co.	108,000	5,759,640

Beverages – 2.75%
PepsiCo, Inc.	52,000	4,832,360

Biotechnology – 3.41%
Gilead Sciences, Inc.	57,000	5,988,990

Capital Markets – 3.30%
Blackrock, Inc.	8,000	2,419,760
T. Price Rowe Group, Inc.	47,000	3,378,360
		5,798,120

Chemicals – 7.55%
Ecolab, Inc.	35,000	3,819,900
Monsanto Co.	59,000	5,761,350
Praxair, Inc.	35,000	3,701,250
		13,282,500

Diversified Telecommunication Services – 6.24%
AT&T, Inc.	160,000	5,312,000
Verizon Communications, Inc.	123,000	5,659,230
		10,971,230

Electric Utilities – 4.98%
Southern Co.	121,000	5,252,610
Westar Energy, Inc.	96,000	3,508,800
		8,761,410

Energy Equipment & Services – 5.92%
National Oilwell Varco, Inc.	96,000	4,063,680
Schlumberger Ltd. (b)	82,000	6,344,340
		10,408,020

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments (Continued)
August 31, 2015 (Unaudited)

	Shares	Value

Food & Staples Retailing – 6.06%
CVS Caremark Corp.	61,000	$6,246,400
Wal-Mart Stores, Inc.	68,000	4,401,640
		10,648,040

Food Products – 1.00%
General Mills, Inc.	31,000	1,759,560

Health Care Providers & Services – 2.13%
McKesson Corp.	19,000	3,754,020

Hotels, Restaurants & Leisure – 4.93%
McDonald’s Corp.	48,000	4,560,960
Starbucks Corp.	75,000	4,103,250
		8,664,210

Industrial Conglomerates – 3.29%
General Electric Co.	233,000	5,783,060

Insurance – 3.10%
Aflac, Inc.	93,000	5,449,800

Internet Software & Services – 2.39%
Google, Inc. (a)	6,500	4,210,830

IT Services – 2.22%
Cognizant Technology Solutions Corp. (a)	62,000	3,902,280

Life Sciences Tools & Services – 1.00%
Thermo Fisher Scientific Inc.	14,000	1,755,180

Media – 3.65%
Comcast Corp.	114,000	6,421,620

Multiline Retail – 1.41%
Target Corp.	32,000	2,486,720

Multi-Utilities – 2.93%
WEC Energy Group, Inc.	108,000	5,146,200

Oil, Gas & Consumable Fuels – 4.31%
Exxon Mobil Corp.	55,000	4,138,200
Occidental Petroleum Corp.	47,000	3,431,470
		7,569,670

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Schedule of Investments (Continued)
August 31, 2015 (Unaudited)

	Shares	Value

Pharmaceuticals – 2.94%
Johnson & Johnson	55,000	$5,168,900

Road & Rail – 1.95%
Union Pacific Corp.	40,000	3,429,600

Software – 3.14%
Citrix Systems, Inc. (a)	81,000	5,516,910

Specialty Retail – 3.64%
Home Depot, Inc.	55,000	6,405,300

Technology Hardware, Storage & Peripherals – 2.22%
EMC Corp.	157,000	3,904,590

Water Utilities – 1.98%
Aqua America, Inc.	137,000	3,474,320
TOTAL COMMON STOCKS (Cost $144,011,638)		169,402,260

EXCHANGE TRADED FUNDS – 2.17%
Materials Select Sector SPDR Fund	88,000	3,815,680
TOTAL EXCHANGE TRADED FUNDS (Cost $4,015,458)		3,815,680

SHORT-TERM INVESTMENTS – 1.06%
Fidelity Institutional Money Market Portfolio 0.131% (c)	1,854,996	1,854,996
TOTAL SHORT-TERM INVESTMENTS (Cost $1,854,996)		1,854,996
Total Investments (Cost $149,882,092) – 99.59%		175,072,936
Other Assets in Excess of Liabilities – 0.41%		719,842
TOTAL NET ASSETS – 100.00%		$175,792,778

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security; the rate shown represents the rate as of August 31, 2015.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Statements of Assets and Liabilities
August 31, 2015 (Unaudited)

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
ASSETS
Investments, at value:
(Cost $38,056,453 and $149,882,092)	$44,882,513	$175,072,936
Receivable for Fund shares sold	83,593	468,621
Dividends and interest receivable	58,315	480,863
Other assets	7,796	9,270
TOTAL ASSETS	45,032,217	176,031,690

LIABILITIES
Payable for Fund shares redeemed	8,923	46,324
Payable to affiliates	22,279	49,407
Payable to Adviser	28,416	100,007
Payable to distributor	1	566
Accrued expenses and other liabilities	26,336	42,608
TOTAL LIABILITIES	85,955	238,912

NET ASSETS	$44,946,262	$175,792,778

Net assets consist of:
Paid-in capital	$35,298,459	$147,088,746
Accumulated net investment income (loss)	(24,436)	489,235
Accumulated net realized gain	2,846,179	3,023,953
Net unrealized appreciation on investments	6,826,060	25,190,844
NET ASSETS	$44,946,262	$175,792,778

INSTITUTIONAL CLASS SHARES
Net assets	44,935,354	174,697,816
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	3,386,428	12,666,859
Net asset value, redemption price
and offering price per share	$13.27	$13.79

INVESTOR CLASS SHARES
Net assets	10,908	1,094,962
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	801	77,991
Net asset value, redemption price
and offering price per share	$13.62	$14.04

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Statements of Operations
For the Six Months Ended August 31, 2015 (Unaudited)

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
INVESTMENT INCOME
Dividend income	$279,809	$2,242,894
Interest income	171	856
TOTAL INVESTMENT INCOME	279,980	2,243,750

EXPENSES
Management fees	176,458	595,808
Administration fees	29,621	89,094
Fund accounting fees	19,516	41,475
Transfer agent fees and expenses	19,492	27,748
Federal and state registration fees	14,504	15,884
Audit and tax fees	12,032	11,956
Legal fees	5,180	7,388
Chief Compliance Officer fees	4,048	4,048
Reports to shareholders	3,336	6,156
Custody fees	2,780	10,452
Trustees’ fees	2,732	2,720
Distribution (12b-1) fees – Investor Class	15	1,209
Other expenses	3,406	4,924
TOTAL EXPENSES	293,120	818,862
Expense recoupment by Advisor (Note 4)	1,197	—
NET EXPENSES	294,317	818,862
NET INVESTMENT INCOME (LOSS)	(14,337)	1,424,888

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	2,506,727	2,109,144
Net change in unrealized
depreciation on investments	(4,547,487)	(14,004,021)
NET REALIZED AND UNREALIZED
LOSS ON INVESTMENTS	(2,040,760)	(11,894,877)
NET DECREASE IN NET ASSETS
FROM OPERATIONS	$(2,055,097)	$(10,469,989)

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund
Statements of Changes in Net Assets

	Six Months Ended
	August 31, 2015	Year Ended
	(Unaudited)	February 28, 2015
FROM OPERATIONS
Net investment loss	$(14,337)	$(81,259)
Net realized gain on investments	2,506,727	3,632,350
Net change in unrealized
appreciation (depreciation) on investments	(4,547,487)	1,411,513
Net increase (decrease) in
net assets from operations	(2,055,097)	4,962,604

FROM DISTRIBUTIONS
Net realized gain – Institutional Class	—	(3,739,564)
Net realized gain – Investor Class	—	(861)
Net decrease in net assets resulting
from distributions paid	—	(3,740,425)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Institutional Class	2,726,601	6,667,068
Proceeds from shares sold – Investor Class	—	10,000
Payments for shares
redeemed – Institutional Class	(3,587,342)	(6,010,907)
Net asset value of shares issued
in reinvestment of distributions
to shareholders – Institutional Class	—	3,735,972
Net asset value of shares issued
in reinvestment of distributions
to shareholders – Investor Class	—	861
Net increase (decrease) in net assets
from capital share transactions	(860,741)	4,402,994
TOTAL INCREASE (DECREASE)
IN NET ASSETS	(2,915,838)	5,625,173

NET ASSETS
Beginning of Period	$47,862,100	$42,236,927
End of Period	$44,946,262	$47,862,100
ACCUMULATED NET
INVESTMENT LOSS	$(24,436)	$(10,099)

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund
Statements of Changes in Net Assets

	Six Months Ended
	August 31, 2015	Year Ended
	(Unaudited)	February 28, 2015
FROM OPERATIONS
Net investment income	$1,424,888	$2,569,493
Net realized gain on investments	2,109,144	9,055,971
Net change in unrealized
appreciation (depreciation) on investments	(14,004,021)	8,623,186
Net increase (decrease) in
net assets from operations	(10,469,989)	20,248,650

FROM DISTRIBUTIONS
Net investment income – Institutional Class	(1,356,384)	(2,592,520)
Net investment income – Investor Class	(7,041)	(1,428)
Net realized gain – Institutional Class	—	(15,358,718)
Net realized gain – Investor Class	—	(11,431)
Net decrease in net assets resulting
from distributions paid	(1,363,425)	(17,964,097)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Institutional Class	20,254,030	38,793,338
Proceeds from shares sold – Investor Class	1,129,479	167,957
Payments for shares
redeemed – Institutional Class	(14,359,800)	(27,776,247)
Payments for shares
redeemed – Investor Class	(131,910)	(173,823)
Net asset value of shares issued
in reinvestment of distributions
to shareholders – Institutional Class	9,036	15,308,475
Net asset value of shares issued
in reinvestment of distributions
to shareholders – Investor Class	6,099	3,358
Net increase in net assets
from capital share transactions	6,906,934	26,323,058
TOTAL INCREASE (DECREASE)
IN NET ASSETS	(4,926,480)	28,607,611

NET ASSETS
Beginning of Period	180,719,258	152,111,647
End of Period	$175,792,778	$180,719,258
ACCUMULATED NET
INVESTMENT INCOME	$489,235	$427,772

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund – Institutional Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	For the
	Six Months					Year	Period
	Ended					Ended	Ended
	August 31,		Year Ended			February	February
	2015		February 28,			29,	28,
	(Unaudited)		2015	2014	2013	2012	2011(1)
Net Asset Value,
Beginning of Period	$13.88		$13.61	$11.70	$12.01	$12.92	$10.00

Income (loss) from
investment operations:
Net investment loss(2)	(0.00	)(3)	(0.03)	(0.05)	(0.04)	(0.11)	(0.07)
Net realized and unrealized
gain (loss) on investments	(0.61)		1.47	2.12	0.40	(0.31)	3.08
Total from investment operations	(0.61)		1.44	2.07	0.36	(0.42)	3.01

Less distributions paid:
From net realized
gain on investments	—		(1.17)	(0.16)	(0.67)	(0.49)	(0.09)
Total distributions paid	—		(1.17)	(0.16)	(0.67)	(0.49)	(0.09)

Net Asset Value, End of Period	$13.27		$13.88	$13.61	$11.70	$12.01	$12.92

Total Return(4)	(4.39)%		11.41%	17.75%	3.42%	(2.60)%	30.16%

Supplemental Data and Ratios:
Net assets,
end of period (000’s)	$44,935		$47,851	$42,237	$34,507	$30,262	$28,834
Ratio of expenses to average
net assets before waiver
and reimbursements(5)	1.24%		1.28%	1.34%	1.48%	1.51%	1.86%
Ratio of expenses to average
net assets after waiver
and reimbursements(5)	1.25%		1.25%	1.25%	1.25%	1.33%	1.50%
Ratio of net investment loss
to average net assets before
waiver and reimbursements(5)	(0.05)%		(0.21)%	(0.52)%	(0.54)%	(1.07)%	(1.21)%
Ratio of net investment loss
to average net assets after
waiver and reimbursements(5)	(0.06)%		(0.18)%	(0.43)%	(0.31)%	(0.89)%	(0.85)%
Portfolio turnover rate(4)	22.7%		62.9%	30.5%	140.1%	78.9%	43.2%

(1)	The Fund commenced operations on May 26, 2010.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Less than $0.005 per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Bright Rock Mid Cap Growth Fund – Investor Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	For the
	Six Months				Period
	Ended				Ended
	August 31,	Year Ended			February
	2015	February 28,			29,
	(Unaudited)	2015	2014	2013	2012(1)
Net Asset Value, Beginning of Period	$14.26	$13.93	$11.85	$12.02	$11.22

Income (loss) from investment operations:
Net investment income (loss)(2)	(0.02)	(0.05)	0.08	0.20	(0.00	)(3)
Net realized and unrealized
gain (loss) on investments	(0.62)	1.55	2.16	0.30	0.80
Total from investment operations	(0.64)	1.50	2.24	0.50	0.80

Less distributions paid:
From net realized gain on investments	—	(1.17)	(0.16)	(0.67)	—
Total distributions paid	—	(1.17)	(0.16)	(0.67)	—

Net Asset Value, End of Period	$13.62	$14.26	$13.93	$11.85	$12.02

Total Return(4)	(4.55)%	11.64%	18.96%	4.60%	7.13%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$11	$11	$67	$56	$54
Ratio of expenses to average net
assets before waiver and reimbursements(5)	1.49%	1.53%	1.59%	1.73%	1.56%
Ratio of expenses to average net assets
after waiver and reimbursements(5)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment loss to average net
assets before waiver and reimbursements(5)	(0.30)%	(0.46)%	(0.77)%	(0.79)%	(1.35)%
Ratio of net investment loss to average net
assets after waiver and reimbursements(5)	(0.31)%	(0.43)%	(0.68)%	(0.56)%	(1.29)%
Portfolio turnover rate(4)	22.7%	62.9%	30.5%	140.1%	78.9%

(1)	The Investor class shares commenced operations on January 17, 2012.
(2)	Per share net investment income (loss) was calculated using average shares outstanding.
(3)	Less than $0.005 per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund – Institutional Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	For the
	Six Months				Year	Period
	Ended				Ended	Ended
	August 31,	Year Ended			February	February
	2015	February 28,			29,	28,
	(Unaudited)	2015	2014	2013	2012	2011(1)
Net Asset Value,
Beginning of Period	$14.73	$14.63	$12.98	$12.12	$11.70	$10.00

Income (loss) from
investment operations:
Net investment income(2)	0.11	0.23	0.18	0.19	0.19	0.10
Net realized and unrealized
gain (loss) on investments	(0.94)	1.54	2.62	1.39	0.63	1.71
Total from investment operations	(0.83)	1.77	2.80	1.58	0.82	1.81

Less distributions paid:
From investment income	(0.11)	(0.24)	(0.17)	(0.19)	(0.17)	(0.07)
From net realized
gain on investments	—	(1.43)	(0.98)	(0.53)	(0.23)	(0.04)
Total distributions paid	(0.11)	(1.67)	(1.15)	(0.72)	(0.40)	(0.11)

Net Asset Value, End of Period	$13.79	$14.73	$14.63	$12.98	$12.12	$11.70

Total Return(3)	(5.68)%	12.83%	21.93%	13.44%	7.49%	18.15%

Supplemental Data and Ratios:
Net assets at end of
period (000’s omitted)	$174,698	$180,571	$151,960	$119,234	$95,676	$82,855
Ratio of expenses to
average net assets(4)	0.89%	0.90%	0.92%	0.96%	1.06%	1.38%
Ratio of net investment
income to average net assets(4)	1.55%	1.54%	1.28%	1.49%	1.66%	1.24%
Portfolio turnover rate(3)	12.1%	36.2%	53.3%	42.3%	58.4%	25.9%

(1)	The Fund commenced operations on May 26, 2010.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Bright Rock Quality Large Cap Fund – Investor Class
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	For the
	Six Months				Period
	Ended				Ended
	August 31,	Year Ended			February
	2015	February 28,			29,
	(Unaudited)	2015	2014	2013	2012(1)
Net Asset Value, Beginning of Period	$15.02	$14.87	$13.11	$12.14	$11.44

Income (loss) from investment operations:
Net investment income(2)	0.10	0.19	0.20	0.30	0.03
Net realized and unrealized
gain (loss) on investments	(0.97)	1.59	2.70	1.38	0.67
Total from investment operations	(0.87)	1.78	2.90	1.68	0.70

Less distributions paid:
From investment loss	(0.11)	(0.20)	(0.16)	(0.19)	—
From net realized gain on investments	—	(1.43)	(0.98)	(0.52)	—
Total distributions paid	(0.11)	(1.63)	(1.14)	(0.71)	—

Net Asset Value, End of Period	$14.04	$15.02	$14.87	$13.11	$12.14

Total Return(3)	(5.80)%	12.66%	22.47%	14.34%	6.12%

Supplemental Data and Ratios:
Net assets at end of
period (000’s omitted)	$1,095	$148	$152	$61	$53
Ratio of expenses
to average net assets(4)	1.14%	1.15%	1.17%	1.21%	1.33%
Ratio of net investment income
to average net assets(4)	1.80%	1.79%	1.53%	1.74%	2.08%
Portfolio turnover rate(3)	12.1%	36.2%	53.3%	42.3%	58.4%

(1)	The Investor class shares commenced operations on January 17, 2012.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Bright Rock Funds
Notes to Financial Statements
August 31, 2015 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Bright Rock Funds (the “Funds”), are comprised of the Bright Rock Mid Cap Growth Fund and the Bright Rock Quality Large Cap Fund, each representing a distinct series with its own investment objective and policies within the Trust.  The investment objective of both Funds is long-term capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  Each Fund has two share classes: Institutional Class and Investor Class shares. The Institutional Class shares of each Fund commenced operations on May 26, 2010.  The Investor Class shares of each Fund commenced operations on January 17, 2012.  Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Bright Rock Capital Management, LLC (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day or the security is valued at the latest sales price on the “composite market” for the day such security is being valued.  The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service.

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds’ shares are accurately priced.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

The Funds have adopted Statement of Financial Accounting Standard, “Fair Value Measurement and Financial Accounting Standards Board (“FASB”) Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of August 31, 2015:

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$44,326,959	$—	$—	$44,326,959
Total Equity	44,326,959	—	—	44,326,959
Short-Term Investments	555,554	—	—	555,554
Total Investments
in Securities	$44,882,513	$—	$—	$44,882,513

Quality Large Cap Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$169,402,260	$—	$—	$169,402,260
Exchange-Traded Fund	3,815,680	—	—	3,815,680
Total Equity	173,217,940	—	—	173,217,940
Short-Term Investments	1,854,996	—	—	1,854,996
Total Investments
in Securities	$175,072,936	$—	$—	$175,072,936

During the six months ended August 31, 2015, there were no transfers between levels for the Funds. The Funds did not hold any Level 3 securities during the period. The Funds did not hold financial derivative instruments during the periods presented.

(b)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amount of the dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

regulations, which may differ from GAAP. These differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

(f)	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of the Investor class shares of each Fund. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(g)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

(3)	Federal Tax Matters

The tax character of distributions paid to shareholders for the years ended February 28, 2015 and February 28, 2014 were as follows:

	Ordinary	Long-term
	Income	Capital Gain
Mid Cap Growth Fund
Year ended February 28, 2015	$—	$3,740,425
Year ended February 28, 2014	$—	$501,341
Quality Large Cap Fund
Year ended February 28, 2015	$5,471,892	$12,492,205
Year ended February 28, 2014	$3,211,333	$7,943,330

As of February 28, 2015, the components of accumulated earnings (losses) on a tax basis were as follows:

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
Cost basis of investments for
federal income tax purposes	$36,520,499	$141,117,127
Gross tax unrealized appreciation	$12,543,042	$40,274,807
Gross tax unrealized depreciation	(1,191,995)	(1,214,211)
Net tax unrealized appreciation	$11,351,047	$39,060,596
Undistributed ordinary income	$—	$427,772
Undistributed long-term capital gain	361,953	1,205,884
Total distributable earnings	$361,953	$1,633,656
Other accumulated loss	(10,099)	(156,806)
Total accumulated earnings	$11,702,901	$40,537,446

The difference between book-basis and tax-basis cost of investments is attributable to the tax deferral of wash sale losses.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
Undistributed Net Investment Income	$91,480	$—
Accumulated Net Realized Gain	$—	$—
Paid-in Capital	$(91,480)	$—

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

At February 28, 2015, Bright Rock Mid Cap Growth Fund deferred, on a tax basis, post-December late year ordinary losses of $10,099.

At February 28, 2015, Bright Rock Quality Large Cap Fund deferred, on a tax basis, post-October capital losses of $156,806.

The Funds had no material uncertain tax positions and had not recorded a liability for unrecognized tax benefits as of February 28, 2015.  Also, the Funds recognized no interest and penalties related to uncertain tax benefits in fiscal 2015.  At February 28, 2015, the fiscal years 2012 through 2015 remained open to examination in the Funds’ major tax jurisdictions.

(4)	Investment Adviser

The Trust has entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds.  Under the terms of the Agreement, the Trust, on behalf of the Mid Cap Growth Fund, compensates the Adviser for its management services at the annual rate of 0.75% of the Fund’s average daily net assets.  The Trust, on behalf of the Quality Large Cap Fund, compensates the Adviser for its management services at the annual rate of 0.65% of the Fund’s average daily net assets.

The Adviser has agreed to waive its management fee and/or reimburse the Funds’ other expenses at least through June 28, 2017, at the discretion of the Adviser and Board of Trustees, to the extent necessary to ensure that the Funds’ total operating expenses (exclusive of any front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expense on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.25% and 1.50% for the Institutional and Investor classes, respectively, of each Funds’ average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Funds’ expense limitation cap, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period over the following three fiscal years.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
February 2016	$69,623	$—
February 2017	$32,945	$—
February 2018	$11,095	$—

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

(5)	Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes them to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of each Fund’s Investor class shares average daily net assets for services to prospective Fund shareholders and distribution of Fund Shares.  During the period ended August 31, 2015, the Mid Cap Growth Fund and the Quality Large Cap Fund incurred expenses of $15 and $1,209 pursuant to the 12b-1 Plan, respectively.

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS,” or the “Administrator”) acts as the Funds’ administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  Fees incurred for the period ended August 31, 2015, and owed as of August 31, 2015 are as follows:

	Incurred	Owed
Bright Rock Mid Cap Growth Fund	$29,621	$8,109
Bright Rock Quality Large Cap Fund	$89,094	$27,763

USBFS also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as each Fund’s custodian.  Fees incurred for the year ended August 31, 2015, and owed as of August 31, 2015 are as follows:

Fund Accounting	Incurred	Owed
Bright Rock Mid Cap Growth Fund	$19,516	$6,544
Bright Rock Quality Large Cap Fund	$41,475	$13,299

Transfer Agency	Incurred*	Owed
Bright Rock Mid Cap Growth Fund	$19,492	$5,778
Bright Rock Quality Large Cap Fund	$27,660	$6,054

Custody	Incurred	Owed
Bright Rock Mid Cap Growth Fund	$2,780	$476
Bright Rock Quality Large Cap Fund	$10,452	$1,045

*	These amounts do not include sub-transfer agency fees, therefore they may not agree to the Statement of Operations.

The Funds each have a line of credit with US Bank (see Note 9).

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of USBFS and U.S. Bank.

Certain officers of the Funds are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank. This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the period ended August 31, 2015, and owed as of August 31, 2015 are as follows:

	Incurred	Owed
Bright Rock Mid Cap Growth Fund	$4,048	$1,372
Bright Rock Quality Large Cap Fund	$4,048	$1,246

(7)	Capital Share Transactions

Transactions in shares of the Funds were as follows:

	Six Months Ended	Year Ended
Mid Cap Growth Fund – Institutional Class	August 31, 2015	February 28, 2015
Shares Sold	198,770	494,804
Shares Reinvested	—	294,403
Shares Redeemed	(259,042)	(446,583)
Net Increase (Decrease)	(60,272)	342,624

	Six Months Ended	Year Ended
Mid Cap Growth Fund – Investor Class	August 31, 2015	February 28, 2015
Shares Sold	—	730
Shares Reinvested	—	66
Shares Redeemed	—	—
Net Increase	—	796

	Six Months Ended	Year Ended
Quality Large Cap Fund – Institutional Class	August 31, 2015	February 28, 2015
Shares Sold	1,401,174	2,581,830
Shares Reinvested	626	1,102,879
Shares Redeemed	(990,886)	(1,816,755)
Net Increase	410,914	1,867,954

Bright Rock Funds
Notes to Financial Statements (Continued)
August 31, 2015 (Unaudited)

	Six Months Ended	Year Ended
Quality Large Cap Fund – Investor Class	August 31, 2015	February 28, 2015
Shares Sold	76,682	10,945
Shares Reinvested	415	237
Shares Redeemed	(8,989)	(11,495)
Net Increase (Decrease)	68,108	(313)

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the period ended August 31, 2015 are summarized below. There were no purchases or sales of U.S. government securities for the Funds.

	Mid Cap	Quality Large
	Growth Fund	Cap Fund
Purchases	$10,499,127	$28,651,974
Sales	$11,620,647	$21,774,543

(9)	Line of Credit

The Funds each have lines of credit, maturing August 12, 2016, in the amount of $3,500,000 and $12,000,000 for the Mid Cap Growth and Quality Large Cap Funds, respectively. These unsecured lines of credit are intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, US Bank. Interest will be accrued at the prime rate of 3.25% (as of August 31, 2015). The following table provides information regarding usage of the lines of credit for the period ended August 31, 2015. There were no outstanding balances on the lines of credit as of August 31, 2015.

		Average		Maximum	Date of
	Days	Amount of	Interest	Amount of	Maximum
	Utilized	Borrowing	Expense*	Borrowing	Borrowing
Bright Rock Mid
Cap Growth Fund	12	$164,667	$178	$211,000	5/19/2015

*	Interest expense is included within other expenses on the Statement of Operations.

Bright Rock Funds
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited)

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 4, 2015 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Bright Rock Mid Cap Growth Fund (the “Mid Cap Growth Fund”) and the Bright Rock Quality Large Cap Fund (the “Quality Large Cap Fund”) (each, a “Fund,” and together, the “Funds”), each a series of the Trust, and Bright Rock Capital Management, LLC, the Funds’ investment adviser (the “Adviser”).  The Trustees also met at a prior meeting held on June 24, 2015 (the “June 24, 2015 Meeting”) to review materials related to the renewal of the Agreement.  Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Funds’ performance, as well as the management fees and other expenses of the Funds, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Funds by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Funds and the Adviser’s other separately-managed accounts and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information.  Based on their evaluation of the information provided by the Adviser, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2016.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS

The Trustees considered the nature, extent and quality of services provided by the Adviser to the Funds and the amount of time devoted to the Funds’ operations by the Adviser’s staff.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Funds, including the investment strategies implemented by the

Bright Rock Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)
(Unaudited)

Adviser, as well as the qualifications, experience and responsibilities of Douglas S. Butler, Jason R. Lilly and David B. Smith, the Funds’ portfolio managers, and other key personnel at the Adviser involved in the day-to-day activities of the Funds.  The Trustees reviewed information provided by the Adviser in a due diligence summary, including the structure of the Adviser’s compliance program, and discussed the Adviser’s marketing activity and its continuing commitment to the Funds.  The Trustees noted that during the course of the prior year they had met with representatives of the Adviser in person to discuss the Funds’ performance and outlook, along with the marketing and compliance efforts made by the Adviser.  The Trustees also noted any services that extended beyond portfolio management, and they considered the brokerage practices of the Adviser.  The Trustees discussed in detail the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory and reliable.

2.	INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

The Trustees discussed the performance of the Institutional Class shares of the Mid Cap Growth Fund and the Quality Large Cap Fund for the year-to-date, one-year and three-year periods ended April 30, 2015.  In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and longer-term performance of the Funds on both an absolute basis and in comparison to a benchmark index (the Russell Mid Cap Growth Index for the Mid Cap Growth Fund and the S&P 500 Index for the Quality Large Cap Fund) and in comparison to a peer group of similar funds as constructed by data presented by Morningstar Direct (a peer group of U.S. open-end mid-cap growth funds for the Mid Cap Growth Fund and a peer group of U.S. open-end large blend funds for the Quality Large Cap Fund) (each a “Morningstar Peer Group”).  The Trustees also reviewed information on the historical performance of composites of other separately-managed accounts of the Adviser’s parent company that were similar to the Funds in terms of investment strategy.

The Trustees noted that the Mid Cap Growth Fund’s performance for the year-to-date and one-year periods ended April 30, 2015 was above the Morningstar Peer Group medians, each falling within the first quartile.  The Trustees also noted the three-year performance was below the Morningstar Peer Group median, falling at the bottom of the fourth quartile and was the worst of the Morningstar Peer Group.  The Trustees noted for the year-to-date period ended March 31, 2015, the Mid Cap Growth Fund had outperformed the Russell Mid Cap Growth Index, and, for the one-year period ended March 31, 2015,

Bright Rock Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)
(Unaudited)

slightly underperformed the Russell Mid Cap Growth Index.  The Trustees further noted that for the three-year and since inception periods ended March 31, 2015, the Mid Cap Growth Fund had significantly underperformed the Russell Mid Cap Growth Index.  The Trustees also noted the Fund’s performance for the year-to-date, one-year, three-year and since inception periods ended March 31, 2015 was generally in alignment with the performance of a composite of other separately-managed accounts of the Adviser’s parent company that were similar to the Fund in terms of investment strategy.

The Trustees noted for the three-year period ended April 30, 2015, the Quality Large Cap Fund’s performance was above the Morningstar Peer Group median, falling within the second quartile.  The Trustees also noted that the Quality Large Cap Fund’s performance for the year-to-date and one-year periods ended April 30, 2015 ranked below the Morningstar Peer Group medians, each falling within the third quartile.  The Trustees further noted that for the year-to-date, one-year, three-year and since inception periods ended March 31, 2015, the Quality Large Cap Fund had underperformed the S&P 500 Index.  The Trustees also noted the Fund’s performance for the year-to-date, one-year, three-year and since inception periods ended March 31, 2015 was generally in alignment with the performance of a composite of other separately-managed accounts of the Adviser’s parent company that were similar to the Fund in terms of investment strategy.

After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for the Funds was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Funds and their shareholders were likely to benefit from the Adviser’s continued management.

3.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Funds.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selections.  The Trustees considered the cost structure of each Fund relative to its Morningstar Peer Group and the separately-managed accounts of the Adviser’s parent company, as well as the fee waivers and expense reimbursements of the Adviser.

The Trustees also considered the overall profitability of the Adviser, reviewing the Adviser’s financial information and noting that the Adviser had provided subsidies for the Mid Cap Growth Fund’s operations and had not yet recouped those subsidies in their entirety.  The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement and the expense subsidization undertaken by the Adviser with respect to the Mid Cap Growth Fund, as well as the

Bright Rock Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)
(Unaudited)

Funds’ brokerage commissions and use of soft dollars by the Adviser.  These considerations were based on materials requested by the Trustees and the Funds’ administrator specifically for the June 24, 2015 meeting and the August 4, 2015 meeting at which the Advisory Agreement was formally considered, as well as the presentations made by the Adviser over the course of the year.

The Trustees noted that the Mid Cap Growth Fund’s contractual management fee of 0.75% fell at the top of the second quartile, below the Morningstar Peer Group average of 0.79%, which fell in the third quartile.  The Trustees observed that the Mid Cap Growth Fund’s total expense ratio (net of fee waivers and expense reimbursements) of 1.25% for Institutional Class shares fell within the fourth quartile, above the Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 1.03%, which at the top of the second quartile.  The Trustees then compared the fees paid by the Mid Cap Growth Fund to the fees paid by separately-managed accounts of the Adviser’s parent company that are managed by the same portfolio management team as the Fund, and noted that the fees paid by the Mid Cap Growth Fund were reasonable in comparison to the separate account fees.

The Trustees noted that the Quality Large Cap Fund’s contractual management fee of 0.65% was below the Morningstar Peer Group average of 0.68%, both of which fell within the second quartile.  The Trustees noted that the Quality Large Cap Fund was operating below its expense cap of 1.25% for Institutional Class shares.  The Trustees observed that the Quality Large Cap Fund’s total expense ratio of 0.89% for Institutional Class shares, which fell into the second quartile, was below the Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 0.99%, which also fell within the second quartile.  The Trustees then compared the fees paid by the Quality Large Cap Fund to the fees paid by separately-managed accounts of the Adviser’s parent company that are managed by the same portfolio management team as the Fund, and noted that the fees paid by the Quality Large Cap Fund were reasonable in comparison to the separate account fees.

The Trustees concluded that the Funds’ expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information.  The Trustees noted, based on a profitability analysis prepared by the Adviser, that the Adviser was not realizing profits in connection with its management of the Funds and the Trustees further concluded that the Adviser maintained adequate profit levels to support the services to the Funds from the revenues of its overall investment advisory business, despite its subsidies to support the Mid Cap Growth Fund’s operations.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW

The Trustees compared each Fund’s expenses relative to its peer group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of each Fund’s management fee and whether each Fund was large enough to generate

Bright Rock Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued)
(Unaudited)

economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees reviewed all fee waivers and expense reimbursements by the Adviser with respect to the Mid Cap Growth Fund.  The Trustees noted that the Funds’ management fee structure did not contain any breakpoint reductions as the Funds’ assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Adviser’s fee structure and any applicable expense waivers, the Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Adviser and the Funds at the Funds’ current asset levels.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS

The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Funds.  The Trustees examined the brokerage and commissions of the Adviser with respect to the Funds.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition and increased ability to obtain research or brokerage services, appear to be reasonable, and in many cases may benefit the Funds.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of each Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Advisory Agreement for an additional term ending August 31, 2016 as being in the best interests of each Fund and its shareholders.

Bright Rock Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Bright Rock Funds
Additional Information
(Unaudited)

Tax Information

The Funds designated the following percentages of ordinary dividends declared during the fiscal year ended February 28, 2015 as dividends qualifying for the dividends received deduction available to corporate shareholders:

Mid Cap Growth Fund	0.00%
Quality Large Cap Growth Fund	83.40%

The Funds designated the following percentages of ordinary dividends declared from net investment income during the fiscal year ended February 28, 2015, as qualified income under the Jobs and Growth Tax Relief Act of 2003:

Mid Cap Growth Fund	0.00%
Quality Large Cap Growth Fund	84.76%

For the fiscal year ended February 28, 2015, taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(R)(2)(C) for each Fund were as follows:

Mid Cap Growth Fund	0.00%
Quality Large Cap Growth Fund	52.60%

Indemnification

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-866-273-7223.

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and	38	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 60		2001	Marquette University		(an open-end
			(2004–present).		investment
company with
three portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	38	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 58		2001	(1986–present).		(an open-end
investment
company with
three portfolios).

Jonas B. Siegel	Trustee	Indefinite	Retired (2011–	38	Independent
615 E. Michigan St.		Term; Since	present); Managing		Manager, Ramius
Milwaukee, WI 53202		October 23,	Director, Chief		IDF fund
Age: 72		2009	Administrative		complex (two
			Officer (“CAO”) and		closed-end
			Chief Compliance		investment
			Officer (“CCO”),		companies);
			Granite Capital		Independent
			International Group,		Trustee, Gottex
			L.P. (an investment		Trust (an open-
			management firm)		end investment
			(1994–2011).		company with
one portfolio);
Independent
Trustee, Gottex
Multi-Asset
Endowment fund
complex (three
closed-end
investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-Alternatives
fund complex
(three closed-end
investment
companies)
(2010–2015).

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Interested Trustee and Officers

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice	38	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since	President, U.S.		Funds (an open-
Milwaukee, WI 53202	Trustee	August 22,	Bancorp Fund		end investment
Age: 53		2001	Services, LLC		company with
			(1994–present).		ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
three portfolios).

John P. Buckel	President	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	and	Term; Since	Administrator,
Milwaukee, WI 53202	Principal	January 24,	U.S. Bancorp Fund
Age: 58	Executive	2013	Services, LLC
	Officer		(2004–present).

Jennifer A. Lima	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 24,	U.S. Bancorp Fund
Age: 41	and	2013	Services LLC
	Principal		(2002–present).
Financial
and
Accounting
Officer

Anita M. Zagrodnik	Chief	Indefinite	Senior Vice President,	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202	Officer, Vice	July 1,	Services, LLC (January
Age: 55	President and	2014	2014–present); Senior
	Anti-Money		Vice President, Ariel
	Laundering		Investments, LLC
	Officer		(2010–2013); Vice
President, Ariel
Investments, LLC
(2003–2010).

Bright Rock Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Adam W. Smith	Secretary	Indefinite	Assistant Vice	N/A	N/A
615 E. Michigan St.		Term; Since	President, U.S.
Milwaukee, WI 53202		May 29,	Bancorp Fund
Age: 33		2015	Services, LLC
(April 2012–present);
Research Associate,
Vista360, LLC (May
2010–April 2012).

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 33		2011	Services, LLC
(2008–present).

Cullen O. Small	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		January 22,	U.S. Bancorp Fund
Age: 28		2015	Services, LLC
(2010–present).

Kelly A. Burns	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		April 23,	U.S. Bancorp Fund
Age: 27		2015	Services, LLC
(2011–present);
Student, Illinois
State University
(2006–2011).

Melissa Aguinaga	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 1,	U.S. Bancorp Fund
Age: 28		2015	Services, LLC
(2010–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

The matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-866-273-7223. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-273-7223, or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  If you would like to discontinue householding for your accounts, please call toll-free at 1-866-273-7223 to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

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Bright Rock Funds

Investment Adviser
Bright Rock Capital Management LLC
288 Union Street
Rockland, Massachusetts 02370

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

BB-SEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date   11/4/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
   John Buckel, President

Date  11/4/2015

By (Signature and Title)*  /s/ Jennifer Lima
   Jennifer Lima, Treasurer

Date   11/4/2015

* Print the name and title of each signing officer under his or her signature.